Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Accounts payable	¥ 80,793	$ 12,678	¥ 78,267
Deferred revenue	20,657	3,242	17,001
Salary and welfare payable	123,075	19,312	93,288
Taxes payable	5,564	872	5,809
Short-term loans	68,999	10,827	39,508
Lease liabilities due within one year	13,929	2,186	3,709
Accrued expenses and other current liabilities	53,486	8,392	51,047
Lease liabilities	17,076	2,680	587
Other non-current liabilities	¥ 4,452	$ 699	¥ 5,411
Ordinary Shares A [Member]
Ordinary shares, par value | $ / shares				$ 0.0001
Ordinary shares, shares authorized | shares	1,268,785,000	1,268,785,000	1,268,785,000
Ordinary shares, shares issued | shares	798,962,260	798,962,260	710,249,520
Ordinary shares, shares outstanding | shares	782,801,250	782,801,250	693,103,450
Ordinary Shares B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	231,215,000	231,215,000	231,215,000
Ordinary shares, shares issued | shares	231,215,000	231,215,000	231,215,000
Ordinary shares, shares outstanding | shares	231,215,000	231,215,000	231,215,000
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	¥ 70,639		¥ 73,986
Deferred revenue	19,100		16,200
Salary and welfare payable	116,204		88,464
Short-term loans	68,999		39,508
Lease liabilities due within one year	5,767		3,542
Accrued expenses and other current liabilities	42,803		41,559
Lease liabilities	4,132		587
Other non-current liabilities	0		0
Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member]
Salary and welfare payable	116,200		88,500
Taxes payable	¥ 4,900		¥ 4,600